DWS Dreman Mid Cap Value Fund
DWS Dreman Mid Cap Value Fund
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 30) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS Dreman Mid Cap Value Fund	Class A	Class B	Class C	Class R	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS Dreman Mid Cap Value Fund	Class A	Class B	Class C	Class R	INST Class	Class S
Management fee	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution/service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	none	none
Other expenses	0.32%	0.40%	0.30%	4.99%	0.24%	0.33%
Acquired funds fees and expenses	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Total annual fund operating expenses	1.43%	2.26%	2.16%	6.35%	1.10%	1.19%
Less fee waiver/reimbursement	none	0.02%	none	4.61%	none	none
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	1.43%	2.24%	2.16%	1.74%	1.10%	1.19%

The Advisor has contractually agreed through February 28, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at a ratio no higher than 2.13% and 1.63% (excluding extraordinary expenses, acquired funds fees and expenses, taxes, brokerage and interest expenses) for Class B and Class R shares, respectively. The agreement may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class B and Class R shares) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS Dreman Mid Cap Value Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	712	627	319	177	112	121
3 Years	1,001	1,004	676	1,471	350	378
5 Years	1,312	1,408	1,159	2,730	606	654
10 Years	2,190	2,193	2,493	5,732	1,340	1,443

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS Dreman Mid Cap Value Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	712	227	219	177	112	121
3 Years	1,001	704	676	1,471	350	378
5 Years	1,312	1,208	1,159	2,730	606	654
10 Years	2,190	2,193	2,493	5,732	1,340	1,443

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for the fiscal year 2011: 47%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-cap companies that portfolio management believes are undervalued, but have favorable prospects for appreciation. The fund defines mid-cap companies as companies that have a market capitalization similar to the companies included in the Russell Midcap® Value Index. While the market capitalization range of the Russell Midcap® Value Index changes throughout the year, as of December 30, 2011, the market capitalization range of the Russell Midcap® Value Index was between $117 million and $20.5 billion. The fund may invest up to 20% of total assets in foreign securities.

The fund may also invest in the equity securities of real estate investment trusts (REITs).

Management process. Portfolio management begins by screening for stocks of mid-cap companies with below-market price-to-earnings ratios. Portfolio management then compares the company's stock price to such measures as book value, cash flow and yield and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term capital appreciation and dividend growth.

Portfolio management assembles the fund's portfolio from among the most attractive stocks, drawing, in addition, on an analysis of economic outlooks for various sectors and industries.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Real estate securities risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments and will depend on the value of the underlying properties or the underlying loans or interest. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

Class R is a new class of shares and therefore does not have a full calendar year of performance available. In the table below, the performance figures for Class R shares are based on the performance of the fund's Class A shares, adjusted to reflect the higher expenses of Class R.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 22.25%, Q3 2009 Worst Quarter: -23.99%, Q4 2008
Average Annual Total Returns (For periods ended 12/31/2011 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. For all classes index comparison began on 7/31/05.
Average Annual Total Returns DWS Dreman Mid Cap Value Fund	Class Inception	1 Year	5 Years	Since Inception
Class A before tax	Aug. 01, 2005	(11.48%)	(1.53%)	1.70%
Class A After tax on distributions		(11.59%)	(2.06%)	1.18%
Class A After tax on distributions and sale of fund shares		(7.32%)	(1.49%)	1.25%
Class B before tax	Aug. 01, 2005	(9.70%)	(1.28%)	1.92%
Class C before tax	Aug. 01, 2005	(6.77%)	(1.05%)	1.93%
Class R before tax	Mar. 01, 2011	(5.91%)	(0.57%)	2.40%
INST Class before tax	Aug. 01, 2005	(5.79%)	0.01%	3.08%
Class S before tax	Aug. 01, 2005	(5.90%)	(0.04%)	3.00%
Class S Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)		(1.38%)	0.04%	3.24%